Shareholders' Deficit - Additional Information (Details)			1 Months Ended					12 Months Ended
	Apr. 02, 2021 shares	Apr. 02, 2021 shares	Feb. 19, 2021 shares	Feb. 16, 2021 shares	Feb. 16, 2021 shares	Dec. 28, 2020 shares	Dec. 28, 2020 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized								95,000,000	95,000,000
Ordinary shares, par value | $ / shares								$ 0.0001	$ 0.0001
Ordinary shares, issued								12,751,023	12,751,023
Ordinary shares, outstanding								9,184,092	9,184,092
PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Preference shares authorized								1,000,000	1,000,000
Preference shares par value | $ / shares								$ 0.0001	$ 0.0001
Preference shares issued or outstanding, description								As of December 31, 2022 and 2021, there were no preference shares issued or outstanding.
Number of vote for each share								1
Ordinary shares, issued								32,500,000	32,500,000
Ordinary shares, outstanding								32,500,000	32,500,000
Forfeited shares				1,125,000	1,125,000
Issued and outstanding shares percentage				20.00%	20.00%
Class A Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized								300,000,000	300,000,000
Ordinary shares, par value | $ / shares								$ 0.0001	$ 0.0001
Ordinary shares, vote								one
Ordinary shares, issued								0	0
Ordinary shares, outstanding								0	0
Class B Ordinary Shares [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, issued								8,125,000	8,125,000
Ordinary shares, outstanding								8,125,000	8,125,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares authorized								30,000,000	30,000,000
Ordinary shares, par value | $ / shares								$ 0.0001	$ 0.0001
Ordinary shares, issued								8,125,000	8,125,000
Ordinary shares, outstanding								8,125,000	8,125,000
Issuance of shares (in Shares)						7,906,250	7,906,250
Share dividend				718,750	718,750
Ordinary shares, shares outstanding (in Shares)				8,625,000	8,625,000
Forfeited shares	500,000	500,000
Class B Ordinary Shares [Member] | Minimum [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)				8,625,000	8,625,000
Class B Ordinary Shares [Member] | Maximum [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Ordinary shares, shares outstanding (in Shares)				8,625,000	8,625,000
Over-Allotment Option [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Shareholders' Deficit (Details) [Line Items]
Issuance of shares (in Shares)			2,500,000